Current and Long-Term Debt - Schedule of debt assumed from NPTI (Details) - USD ($) $ in Thousands			1 Months Ended	4 Months Ended	7 Months Ended	12 Months Ended
	Sep. 01, 2017	Jun. 14, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Accretion / (amortization) of fair value adjustments						$ 1,478	$ 0	$ 0
Debt outstanding				$ 2,767,193	$ 2,767,193	2,767,193	1,882,681
Release of restricted cash						2,279	$ 0	$ 0
Credit Agricole Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Debt outstanding									$ 103,900
ABN / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Debt outstanding				49,900	49,900	49,900
Citi / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Debt outstanding				104,100	104,100	104,100
Ocean Yield Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Debt outstanding				169,000	169,000	169,000
CMBFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Debt outstanding				65,900	65,900	65,900
BCFL Lease Financing (LR2s) [Member]
Disclosure of detailed information about borrowings [line items]
Debt outstanding				104,200	104,200	104,200
CSSC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Scheduled repayment			$ (10,900)
Debt outstanding				270,000	270,000	270,000
NPTI [Member]
Disclosure of detailed information about borrowings [line items]
Balance assumed from NPTI	$ 924,761
Fair value adjustments	(17,386)
Opening balance sheet fair value	907,375
Scheduled repayment				(24,841)
Other repayments				(17,055)
Accretion / (amortization) of fair value adjustments				1,478
Debt outstanding				866,957	866,957	866,957
NPTI [Member] | Credit Agricole Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Balance assumed from NPTI		$ 118,289
Fair value adjustments		(4,433)
Opening balance sheet fair value		113,856
Scheduled repayment					(4,284)
Other repayments					(6,142)
Accretion / (amortization) of fair value adjustments					484
Debt outstanding				103,914	103,914	103,914
NPTI [Member] | ABN / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Balance assumed from NPTI	55,307
Fair value adjustments	(3,739)
Opening balance sheet fair value	51,568
Scheduled repayment				(1,926)
Other repayments				0
Accretion / (amortization) of fair value adjustments				266
Debt outstanding				49,908	49,908	49,908
NPTI [Member] | Citi / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Balance assumed from NPTI	116,274
Fair value adjustments	(8,690)
Opening balance sheet fair value	107,584
Scheduled repayment				(4,208)
Other repayments				0
Accretion / (amortization) of fair value adjustments				676
Debt outstanding				104,052	104,052	104,052
NPTI [Member] | Ocean Yield Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Balance assumed from NPTI	174,180
Fair value adjustments	(1,774)
Opening balance sheet fair value	172,406
Scheduled repayment				(3,459)
Other repayments				0
Accretion / (amortization) of fair value adjustments				69
Debt outstanding				169,016	169,016	169,016
NPTI [Member] | CMBFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Balance assumed from NPTI	69,333
Fair value adjustments	(1,029)
Opening balance sheet fair value	68,304
Scheduled repayment				(2,454)
Other repayments				0
Accretion / (amortization) of fair value adjustments				65
Debt outstanding				65,915	65,915	65,915
NPTI [Member] | BCFL Lease Financing (LR2s) [Member]
Disclosure of detailed information about borrowings [line items]
Balance assumed from NPTI	110,559
Fair value adjustments	(4,136)
Opening balance sheet fair value	106,423
Scheduled repayment				(2,439)
Other repayments				0
Accretion / (amortization) of fair value adjustments				203
Debt outstanding				104,187	104,187	104,187
NPTI [Member] | CSSC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Balance assumed from NPTI	280,819
Fair value adjustments	6,415
Opening balance sheet fair value	287,234
Scheduled repayment				(6,071)
Other repayments				(10,913)
Accretion / (amortization) of fair value adjustments				(285)
Debt outstanding				$ 269,965	$ 269,965	$ 269,965
NPTI Vessel Acquisition [Member]
Disclosure of detailed information about borrowings [line items]
Opening balance sheet fair value		113,856
NPTI Vessel Acquisition [Member] | Credit Agricole Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Release of restricted cash		$ 6,100
NPTI September Closing [Member]
Disclosure of detailed information about borrowings [line items]
Opening balance sheet fair value	793,519
NPTI September Closing [Member] | CSSC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Release of restricted cash	$ 10,900